Business Combinations - Summary of Fair Value of Consideration Exchange (Parenthetical) (Detail) - Boa Vista Servicos S.A [member]	Dec. 31, 2023 shares
Ordinary shares [member]
Disclosure of detailed information about business combination [line items]
Fair Value Of Shares Of Acquirer	2,171,613
Brazilian Depositary Receipts [member]
Disclosure of detailed information about business combination [line items]
Fair Value Of Shares Of Acquirer	479,725